Basis of Presentation of the Consolidated Financial Statements - Impairment of Goodwill of Telefonica Argentina and Telefonica del Peru (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Telefónica Argentina
Disclosure of subsidiaries [line items]
Reversal of deferred tax liabilities associated with hyperinflation		€ 94
Telefónica Argentina
Disclosure of subsidiaries [line items]
Impairment loss, property, plant and equipment		269
Goodwill
Disclosure of subsidiaries [line items]
Write-offs	€ (416)	(519)
Goodwill | Telefónica Peru
Disclosure of subsidiaries [line items]
Write-offs	€ 393
Goodwill | Telefónica Argentina
Disclosure of subsidiaries [line items]
Write-offs		(519)
Intangible assets material to entity | Telefónica Argentina
Disclosure of subsidiaries [line items]
Write-offs		€ (106)